Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
Share-based compensation

18. Share-based compensation

Share Incentive Plan

        On September 6, 2006, the Board of Directors of the Company approved the Pre-IPO Share Incentive Plan, which was subsequently supplemented and revised by obtaining the approval from the Board of Directors of the Company on June 19, 2007. According to the revised Share Incentive Plan, 32,145,000 Class B ordinary shares were reserved to be issued to any qualified employees, as determined by the Board. On July 4, 2008, the Company's shareholders approved the amendment to the Share Incentive Plan by changing the option expiry date to the earlier of (i) termination of service with the Company, or (ii) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement. The amendment applies to share options granted after July 4, 2008.

        On February 28, 2009, the Company's shareholders approved an amendment to the share incentive plan that effectively increased the number of Class B ordinary shares authorized for issuance under the share incentive plan by 10,000,000. On November 14, 2009, the Company's shareholders approved a further amendment to the share incentive plan that increased the number of Class B ordinary shares authorized for issuance under the share incentive plan to 44,645,000. In addition, the option expiry date was changed to the earlier of (i) the tenth anniversary of the grant date, unless an earlier time is set in the option award agreement, (ii) three months after the termination of service with us other than for disability or death, or (iii) one year after the termination of service with the Company due to disability or death. The amendment applies to share options granted after November 14, 2009.

        On August 14, 2010, the Company's shareholders approved a 2010 Share Incentive Plan, under which 30,000,000 Class B ordinary shares have been reserved for future issuance.

Share Options

(1)   Service-based share options

        The Company granted 6,569,700, 6,075,650 and 4,615,000 serviced-based share options to its officers (including directors) and employees for the years ended December 31, 2010, 2011 and 2012, respectively. These awards generally vest over a four year term, the vesting schedule of each share option award is determined by the Board of Directors.

        Share-based compensation expenses related to service-based share options of RMB66,217,308, RMB80,939,792 and RMB60,985,488 were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012, respectively, net of capitalized service-based compensation expenses. The unamortized compensation costs related to unvested awards not yet recognized were RMB99,615,334 as of December 31, 2012, adjusted for estimated forfeitures, and the weighted average period over which it would be recognized was 2.08 years. Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises for the years ended December 31, 2010, 2011 and 2012 were RMB1,184,528, RMB102,940, and RMB441,619, respectively. Service-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2010, 2011 and 2012 were RMB1,413,056, RMB561,729 and Nil, respectively.

        In March 2009, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 16 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB3,863,060 over the remaining vesting periods of two years to four years for the modified share options.

        In August 2010, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding service-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 1,989 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB13,552,762 over the remaining vesting periods of three years to four years for the modified share options.

        In July 2012, the Company's Board of Directors approved an option modification to extend the expiration date for certain outstanding service-based share options that were granted by the Company from 2006 to 2008, and fully vested as of the modification day. 11 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company recognized a modification charge for the incremental compensation cost of RMB519,346.

        The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2012, and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	21,551,580	2.63	2.29	16,124,205
Granted	4,615,000
Exercised	(8,696,370)
Forfeited or cancelled	(1,599,210)

Outstanding as of December 31, 2012	15,871,000	3.48	3.12	2,295,193

Vested and expected to vest as of December 31, 2012	14,837,823	3.50	3.11	2,247,413
Exercisable as of December 31, 2012	3,380,355	3.19	1.97	1,697,942

        No option expired during years ended December 31, 2010, 2011 and 2012.

        The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 were RMB25.67 (US$3.79) per option, RMB12.13 (US$1.88) per option and RMB4.80 (US$0.76) per option, respectively.

        The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were RMB58,397,921, RMB21,207,817 and RMB133,116,835, respectively. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares. The Company expects to issue new ordinary shares to satisfy share option exercises.

        The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

	For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.41%-1.62%	0.47%
Expected life (in years)(2)	3.51-4.26	3.20-4.25	3.64
Expected dividend yield(3)	—	—	3.64%
Expected volatility (%)(4)	56.01%-57.59%	54.62%-63.18%	62.61%
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with service condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

(2)   Performance-based share options

        The Company granted 838,530, 162,000 and Nil performance-based share options to its officers and employees for the years ended December 31, 2010, 2011 and 2012. These awards are generally vested over a four year term. The performance goals and vesting schedule of these awards are determined by the Board of Directors. For those awards, an evaluation is made each quarter as to the likelihood of performance criteria being met. Compensation expenses are then adjusted to reflect the number of shares expected to vest to date.

        Share-based compensation expenses related to performance-based share options of RMB30,101,115, RMB23,796,735 and RMB10,159,104 were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012, respectively, net of capitalized performance-based compensation expenses. The unamortized compensation costs related to the unvested awards not yet recognized were RMB5,437,356 as of December 31, 2012, adjusted for estimated forfeitures and expected to vest performance-based options, and weighted average period over which it would be recognized was 1.13 years. Tax benefit realized from tax deductions associated with the Group's US employees' performance-based option exercises for the years ended December 31, 2010, 2011 and 2012 were RMB1,477,538, RMB113,663 and RMB381,609, respectively. Performance-based compensation expenses capitalized as part of online game product development costs for the years ended December 31, 2010, 2011 and 2012 were RMB524,675, Nil and Nil, respectively.

        In March 2009, the Company's Board of Directors approved an option modification to adjust the exercise price and vesting schedules for certain outstanding performance-based share options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of March 2, 2009, which was the last trading day prior to the board approval. 141 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB8,996,087 over the remaining vesting periods of three years to four years for the modified options.

        In August 2010, the Company's Board of Directors approved an option modification to adjust the exercise prices for certain outstanding performance-based share options that were granted by the Company in 2009 and 2010 to the then fair market value of ordinary shares underlying such options. The then fair market value was based on the closing price of the Company's ADSs traded on the Nasdaq as of August 19, 2010, which was the last trading day prior to the board approval. 24 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company would recognize a modification charge for the incremental compensation cost of RMB1,761,299 over the remaining vesting periods of three years to four years for the modified share options.

        In July 2012, the Company's Board of Directors approved an option modification to extend the expiration date for certain outstanding performance-based share options that were granted by the Company in 2008, and fully vested as of the modification day. 20 employees were affected by this modification. All eligible share option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. On the modification day, the Company recognized a modification charge for the incremental compensation cost of RMB304,024.

        The summary of performance-based share options activities under the Share Incentive Plan as of December 31, 2012 and changes during the year is presented below:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$
Outstanding as of January 1, 2012	9,083,215	2.00	1.91	4,026,742
Granted	—
Exercised	(2,442,270)
Forfeited or cancelled	(759,650)

Outstanding as of December 31, 2012	5,881,295	2.33	1.33	2,002,889

Vested and expected to vest as of December 31, 2012	5,822,033	2.32	1.32	1,981,518
Exercisable as of December 31, 2012	4,716,455	2.19	1.24	1,735,758

        No option expired during the years ended December 31, 2010, 2011 and 2012.

        The weighted-average grant date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 were RMB20.23 (US$2.99) per option, RMB11.82 (US$1.83) per option and Nil, respectively. The Company expects to issue new ordinary shares to satisfy share option exercises.

        The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were RMB16,194,011, RMB5,598,671 and RMB26,389,075. The intrinsic value is calculated as the difference between the Company's closing stock price on the date of exercise and the exercise price of the shares.

        The estimated fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing method with the following assumptions:

For the years ended December 31,
	2010	2011	2012
Risk-free interest rates (%)(1)	0.96%-1.93%	0.56%-1.62%	—
Expected life (in years)(2)	3.64-4.26	3.65-4.25	—
Expected dividend yield(3)	—	—	—
Expected volatility (%)(4)	56.01%-57.18%	54.62%-63.18%	—
(1)
The risk-free interest rate is based on the US treasury yield for a term consistent with the expected life of the awards.

(2)
The expected life of share options granted with performance condition is based on the Company's estimation considering historical exercise patterns, which the Company believes are representative of future behavior.

(3)
The dividend yield rate is based on historical dividend yield adjusted for management's expectations on future dividend yields.

(4)
Before the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of comparable companies for a period equal to the expected term preceding the grant date. Starting from the third quarter of 2011, the Company estimates the volatility of its common stock at the date of grant based on the historical volatility of the Company's ordinary shares over the respective expected term preceding the grant date.

  Restricted Shares

        In addition to share options, share-based compensation expenses arose from 6,928,570 restricted shares awarded by principal shareholders in September 2006 to the Chief Technology Officer which were vested over four years term. For purposes of recording compensation expense, this grant was treated as if it was awarded by the Company. The ordinary shares were awarded to the Chief Technology Officer for his contributions of certain management, technology and technological expertise since the inception of the Company. These ordinary shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These ordinary shares were not included in the Company's revised share incentive plan.

        There were no service-based or performance-based restricted shares granted in 2010, 2011 and 2012.

        Accordingly, share-based compensation expenses related to services-based restricted shares of RMB466,980, Nil and Nil were recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012, respectively. There was no share-based compensation expense related to performance-based restricted shares recognized in the Consolidated Statements of Income and Comprehensive Income for the years ended December 31, 2010, 2011 and 2012.

        As of December 31, 2012, all restricted shares were fully vested.

        The total fair value of shares vested for the years ended December 31, 2010, 2011 and 2012 were RMB51,465,591, Nil and Nil, respectively.